Annual Report

June 30, 2001

T. Rowe Price
Equity Index500 Portfolio

Dear Investor

This is our first report for the Equity Index 500 Portfolio, and we would like to welcome all investors. Major U.S. stock indexes declined in the first half of 2001 as economic growth nearly slowed to a halt. In an attempt to jump-start the sluggish economy, the Federal Reserve aggressively reduced short-term interest rates. As corporate profits weakened, companies increasingly reduced spending, output, and their number of employees.

  Performance Comparison

  Periods Ended 6/30/01                            6 Months
--------------------------------------------------------------------------------

  Equity Index 500 Portfolio                         -6.59%

  S&P 500 Stock Index                                 -6.70

  Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

  Your portfolio returned -6.59% in the 6-month period ended June 30. As shown in the table, the portfolio was in line with the unmanaged Standard & Poor's 500 Stock Index.

  Before we discuss stock market and portfolio performance in the last six months, we would like to review briefly the portfolio's investment objective. The Equity Index 500 Portfolio seeks to match the performance of the Standard & Poor's 500 Stock Index. The index is made up primarily of large-cap companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market's total capitalization.

MARKET ENVIRONMENT

  The U.S. economy struggled in the six-month period ended June 30. GDP growth was about 1%, industrial production decreased as businesses tried to eliminate excess inventory, and unemployment began to climb. In addition, the number of companies declaring bankruptcy increased, and corporations curtailed spending to improve their financial health.

  In an attempt to reinvigorate the faltering economy, the Federal Reserve initiated an aggressive easing of monetary conditions in early January. Through the end of June, the Fed lowered the fed funds rate 275 basis points (two and three-quarters percentage points) to 3.75% - a seven-year low. This was the sharpest six-month decline for short-term rates in nearly two decades.

  Historically, stocks rise when rates decline as investors anticipate improving business conditions. Unfortunately, strong market rallies in January and April
  - which followed unexpected rate reductions between the Fed's regularly scheduled monetary policy meetings - were cut short by frequent reminders of the economy's distress. Corporations repeatedly warned that earnings would be weaker than expected, and economic data gave no indications that a rapid upturn was imminent. Nevertheless, some stocks performed well and posted positive returns in the first half of the year.

SECTOR PERFORMANCE

  Technology and telecommunications stocks continued to implode as companies in these industries contended with overcapacity and reduced technology spending throughout the economy. High debt burdens exacerbated their problems, and warnings that corporate earnings and revenues would fall below already-low expectations were commonplace. Some of the biggest casualties were Lucent Technologies, whose credit rating was dropped to "junk" status in June; PSINet, an Internet service provider that filed for bankruptcy protection; and Nortel Networks, which announced one of the largest quarterly losses in corporate history. However, a handful of large-cap tech issues bucked the negative trend and posted strong gains.

  Health care stocks were generally disappointing in the last six months. Biotechnology stocks fell as investors continued to shun companies with less certain earnings prospects. Pharmaceutical shares, which are usually buoyed by steady demand for medication during periods of economic weakness, declined as investors booked profits from their strong advance in 2000.

  Despite lower short-term interest rates, utilities and financial services stocks - two rate-sensitive groups that performed well last year - were mostly lower in the last six months. Utilities were rocked by the financial problems of PG&E (whose Pacific Gas and Electric subsidiary filed for bankruptcy protection) and Southern California Edison (a unit of Edison International) stemming from California's flawed deregulation scheme. In the financial sector, brokerages and asset managers were hurt by weak equity markets and reduced underwriting activity and investor trading.

  On the plus side, cyclical and industrial stocks rallied strongly amid hopes that the Fed's aggressive monetary easing would lift the economy later this year. One cyclical group with outstanding performance was the long-embattled steel sector. Steelmakers were boosted by news that President Bush was ordering the U.S. International Trade Commission to investigate the effect of foreign steel imports on domestic producers, which could lead to new import restrictions to help protect the industry.

  Stocks of companies that develop natural resources were mixed in the last six months. Gold-mining stocks rushed higher, boosted by industry consolidation and a mid-May rally in gold prices, but energy stocks tracked a decline in oil and natural gas prices.

PORTFOLIO REVIEW

  Technology was the portfolio's largest sector exposure. Some of our worst performers were former bellwethers of the New Economy, such as Cisco Systems, data-storage provider EMC, Nortel Networks, software developer Oracle, Sun Microsystems, and optical-fiber maker Corning. However, as mentioned earlier, a few tech giants rose strongly, including IBM and Dell Computer. AOL Time Warner, a media-technology powerhouse with multiple well-recognized brand names under its roof, was lifted by the company's decision to raise its monthly America Online subscriber fees. Another strong performer was Microsoft, which won an important legal victory in its antitrust fight with the U.S. government. In late June, a federal appeals court overturned the ruling that would have forced the company to split apart.

  Sector Diversification

  Percent of
  Equities                                     Equity Index
  As of 6/30/01                               500 Portfolio
--------------------------------------------------------------------------------


  Basic Materials                                      3.0%

  Business Services                                     0.8

  Consumer Discretionary                                3.9

  Consumer Nondurables                                  6.7

  Durable Goods                                         1.3

  Energy                                                7.1

  Financials                                           20.6

  Health Care                                          13.2

  Industrial                                            7.0

  Miscellaneous                                         0.1

  Retail                                                6.0

  Technology                                           21.1

  Telecommunications                                    5.3

  Transportation                                        0.8

  Utilities                                             3.1
--------------------------------------------------------------------------------

  Total                                                 100%

  Financial stocks were our second-largest sector weighting at the end of June. Although their returns were generally negative in the last six months, their representation in the index increased because several financial firms joined the S&P 500 (discussed below). One of the sector's best performers was Bank of America, which was boosted by falling interest rates and a series of upgrades from brokerage firms. The health care sector was hurt by weakness in drug giants Pfizer, Bristol-Myers Squibb, and Merck. These and other pharmaceutical stocks fell amid concerns that new drug development might wane in the next few years.

  Other top contributors to performance were telecom behemoths AT&T and Verizon Communications. These telephone companies were recognized as having better fundamentals than smaller, emerging telecom carriers, many of which have defaulted on their debts, filed for bankruptcy protection, or completely shut down. In the consumer sector, Philip Morris extended last year's rally. The tobacco company was perceived as a safe haven from the equity market turmoil and benefited from its spin-off of Kraft Foods. In contrast, Coca-Cola was one of the portfolio's worst performers, as the beverage maker announced that it expected lower earnings and unit case volume growth this year.

  Portfolio Characteristics
                                                        Equity Index
  As of 6/30/01                                        500 Portfolio
  ------------------------------------------------------------------------------

  Market Cap (Investment-
  Weighted Median)                                    $ 58.1 billion

  Earnings Growth Rate
  Estimated Next 5 Years *                                    14.40%

  P/E Ratio (Based on Next 12
  Months' Estimated Earnings)                                   22.4

  *Forecasts are based on T. Rowe Price research and are in no way an indication of future investment returns.

  Mergers and acquisitions frequently lead to changes in the S&P 500 Index, but because of diminished corporate activity, there were only 13 changes to the index in the first six months of 2001. Three new entrants represent the financial services sector: insurance giant John Hancock Financial Services, Zions Bancorp, and Concord EFS, which provides electronic transaction and payment processing services. Also added to the index were energy companies Mirant and Noble Drilling, Pepsi Bottling Group, FIserv, and executive search firm TMP Worldwide. The remaining additions were Jabil Circuit, Rockwell Collins, Cintas, Citizens Communications, and Univision Communications.

OUTLOOK

  The economy remains weak but will probably avoid a deep recession, thanks to a recently enacted tax cut and the Federal Reserve's rapid monetary response to the most challenging economic conditions in a decade. Consumers have remained remarkably resilient, but businesses - especially those that provide products and services to other companies - have almost universally trimmed their budgets. Excess inventories are being depleted, but it could take some time for demand to pick up from depressed levels.

  Stronger economic and corporate earnings growth - possibly later this year but more likely in 2002 - should be beneficial to equities. Volatility should continue to manifest itself in the form of occasional rallies and unexpected downdrafts, especially when surprising economic data and corporate earnings reports become available. We encourage investors to remain diversified and focused on long-term financial goals while waiting for better economic and stock market performance.

  Respectfully submitted,

  Richard T. Whitney
  Chairman of the portfolio's Investment Advisory Committee

  July 18, 2001

  The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the portfolio's investment program.

Portfolio Highlights

Twenty-Five Largest Holdings
                                                    Percent of
                                                    Net Assets
                                                      6/30/01
--------------------------------------------------------------------------------

GE                                                         4.3%

Microsoft                                                  3.5

SPDR Trust                                                 2.7

Exxon Mobil                                                2.6

Citigroup                                                  2.3

Pfizer                                                     2.2

AOL Time Warner                                            2.1

Wal-Mart                                                   1.8

American International Group                               1.7

IBM                                                        1.7

Intel                                                      1.7

Johnson & Johnson                                          1.3

Merck                                                      1.3

Verizon Communications                                     1.2

SBC Communications                                         1.2

Cisco Systems                                              1.2

Royal Dutch Petroleum, ADR                                 1.1

Coca-Cola                                                  1.0

Philip Morris                                              0.9

Oracle                                                     0.9

Home Depot                                                 0.9

Tyco International                                         0.9

Bank of America                                            0.8

Bristol-Myers Squibb                                       0.8

Viacom (Class B)                                           0.8

Total                                                     40.9%
--------------------------------------------------------------------------------

Note: Table excludes reserves.

Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Equity Index 500 Portfolio

                            S&P 500               Equity Index
                        Stock Index              500 Portfolio

12/29/2000                   10,000                     10,000
01/31/2001                   10,355                     10,360
02/28/2001                    9,411                      9,420
03/31/2001                    8,814                      8,830
04/30/2001                    9,499                      9,502
05/31/2001                    9,563                      9,572
06/30/2001                    9,330                      9,341


Portfolio Highlights
The Evolving S&P 500 Index
Changes in the index in 2001

ADDITIONS
--------------------------------------------------------------------------------

Rockwell Collins

John Hancock Financial Services

Zions Bancorp

TMP Worldwide

Pepsi Bottling Group

Mirant

Concord EFS

FIserv

Cintas

Citizens Communications

Univision Communications

Jabil Circuit

Noble Drilling

DELETIONS
--------------------------------------------------------------------------------

Longs Drug Stores

Harcourt General

Alza

CIT Group

Adaptec

Briggs & Stratton

Ceridian

Old Kent Financial

Summit Bancorp

US Bancorp

Union Carbide

Coastal

Time Warner

Financial Highlights
T. Rowe Price Equity Index 500 Portfolio
Unaudited
                  For a share outstanding throughout the period
                  ----------------------------------------------
                                                                    12/29/00
                                                                     Through
x                                                                    6/30/01
NET ASSET VALUE
Beginning of period                     $                              10.00

Investment activities

  Net investment income (loss)                                          0.04
  Net realized and unrealized gain (loss                               (0.70)

  Total from investment activities                                     (0.66)

Distributions

Net investment income                                                  (0.04)
NET ASSET VALUE
End of period                           $                               9.30
                                        ------------------------------------

Ratios/Supplemental Data
Total return(diamond)                                                  (6.59)%

Ratio of total expenses to average net a                                0.40%!

Ratio of net investment income (loss) to average
net assets                                                              0.94%!

Portfolio turnover rate                                                 42.8%!

Net assets, end of period (in thousands)$                               4,071


(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!         Annualized

The accompanying notes are an integral part of these financial statements.


Statement of Net Assets
T. Rowe Price Equity Index 500 Portfolio
June 30, 2001 (Unaudited)
                                                Shares                    Value
--------------------------------------------------------------------------------
                                                          In thousands

COMMON STOCKS 99.8%

BASIC MATERIALS 2.6%

Chemicals 1.4%

DuPont                                      370   $                  18

Dow Chemical                                298                      10

PPG Industries                               70                       4

Rohm & Haas                                 100                       3

Air Products and Chemicals                   70                       3

Avery Dennison                               50                       2

Eastman Chemical                             40                       2

Praxair                                      40                       2

Sherwin-Williams                             80                       2

Ecolab                                       40                       2

Ashland                                      40                       1

Sealed Air *                                 40                       1

Sigma Aldrich                                30                       1

Goodyear Tire & Rubber                       40                       1

Hercules                                     90                       1

Engelhard                                    30                       1

FMC *                                        10                       1

Great Lakes Chemical                         20                       1

                                                                     56

Forest Products & Paper 0.5%
International Paper                         170                       6

Weyerhaeuser                                 70                       4

Willamette Industries                        50                       2

Georgia-Pacific                              60                       2

Bemis                                        30                       1

Boise Cascade                                30                       1

Potlatch                                     30                       1

Louisiana Pacific                            80                       1

Mead                                         30                       1

Pactiv *                                     60                       1

Westvaco                                     20                       1

                                                                     21

Gold 0.2%

Newmont Mining                              110                       2

Barrick Gold                                100                       2

Placer Dome                                 130                       1

Homestake Mining                            140                       1

Freeport McMoRan Copper
Gold (Class B) *                             60                       1

                                                                      7

                                                Shares                    Value
--------------------------------------------------------------------------------
                                                        In thousands

Metals and Mining 0.5%

Alcoa                                       310   $                  12

Alcan                                       100                       4

Inco *                                      100                       2

Nucor                                        30                       1

Phelps Dodge                                 30                       1

Worthington Industries                       90                       1

USX-U.S. Steel                               60                       1

Allegheny Technologies                       40                       1

Ball                                         10                       1

                                                                     24

Total Basic Materials                                               108

BUSINESS SERVICES 0.8%

Advertising 0.2%

Omnicom                                      60                       5

Interpublic Group                           100                       3

TMP Worldwide *                              40                       3

                                                                     11

Business Services 0.2%
Paychex                                     120                       5

IMS Health                                  100                       3

Moody's                                      40                       1

Quintiles Transnational *                    30                       1

                                                                     10

Environmental Services 0.2%
Waste Management                            180                       5

Allied Waste Industries *                    90                       2

                                                                      7

Industrial Services 0.2%
Cintas                                       60                       3

Robert Half International                    70                       1

Ryder System                                 40                       1

                                                                      5

Total Business Services                      33

CONSUMER DISCRETIONARY 3.9%

Entertainment 1.0%

Viacom (Class B) *                          620                      32

Carnival (Class A)                          230                       7

                                                                     39

Hotels 0.2%

Marriott (Class A)                           60                       3

Starwood Hotels & Resorts                    70                       3

Harrah's Entertainment *                     60                       2

Hilton                                      180                       2

                                                                     10

Leisure, Luxury 0.3%

Harley-Davidson                             110                       5

Eastman Kodak                               100                       5

Mattel                                      100                       2

Hasbro                                       90                       1

Brunswick                                    40                       1

                                                                     14

Media 1.3%

Disney                                      720                      21

Comcast (Class A Special)                   320                      14

Clear Channel Communicatio                  210                      13

Univision Communications *                   70                       3

                                                                     51

Publishing 0.6%

Gannett                                      80                       5

Tribune                                     120                       5

McGraw-Hill                                  70                       5

Knight-Ridder                                40                       2

New York Times (Class A)                     50                       2

R.R. Donnelley                               70                       2

Dow Jones                                    30                       2

Deluxe                                       60                       2

Meredith                                     30                       1

American Greetings (Class                    40                       0

                                                                     26

Restaurants 0.5%

McDonald's                                  430                      12

Starbucks *                                 160                       4

Tricon Global Restaurants                    50                       2

Wendys                                       50                       1

Darden Restaurants                           40                       1

                                                                     20

Total Consumer Discretiona                  160

CONSUMER NONDURABLES 6.8%

Alcohol 0.4%

Anheuser-Busch                              290                      12

Brown-Forman (Class B)                       30                       2

Coors (Class B)                              30                       1

                                                                     15

                                                Shares                    Value
--------------------------------------------------------------------------------
                                                        In thousands


Apparel & Textiles 0.2%

NIKE (Class B)                               70   $                   3

V. F.                                        60                       2

Liz Claiborne                                30                       2

Reebok *                                     40                       1

                                                                      8

Beverages 1.6%

Coca-Cola                                   900                      41

PepsiCo                                     520                      23

                                                                     64

Food 1.7%

Unilever                                    200                      12

Sysco                                       240                       6

Sara Lee                                    300                       6

Heinz                                       120                       5

General Mills                               110                       5

Wrigley                                      90                       4

ConAgra                                     210                       4

Campbell                                    160                       4

Kellogg                                     130                       4

Quaker Oats                                  40                       4

Ralston Purina                              120                       4

Archer-Daniels-Midland                      240                       3

Hershey Foods                                40                       2

Pepsi Bottling Group                         60                       2

Superval(diamond)                           100                       2

Coca-Cola Enterprises                       100                       2

                                                                     69

Home Products 1.9%

Procter & Gamble                            450                      29

Colgate-Palmolive                           190                      11

Kimberly-Clark                              190                      11

Gillette                                    340                      10

Avon                                         90                       4

Fortune Brands                               80                       3

Clorox                                       80                       3

Newell Rubbermaid                           100                       3

International Flavors & Fr                   60                       1

Tupperware                                   50                       1

National Service Industries                  40                       1

Alberto Culver (Class B)                     10                       0

                                                                     77


T. Rowe Price Equity Index 500 Portfolio
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                Shares                    Value
--------------------------------------------------------------------------------
                                                        In thousands


Tobacco 1.0%

Philip Morris                               760   $                  38

UST                                          60                       2

                                                                     40

Total Consumer Nondurables                  273

DURABLE GOODS 1.3%

Construction & Real Property 0.2%

Masco                                       150                       4

Vulcan Materials                             40                       2

Centex                                       40                       2

KB Home                                      20                       0

Pulte                                        10                       0

                                                                      8

Consumer Durables 0.1%

Whirlpool                                    30                       2

Leggett & Platt                              80                       2

Maytag                                       40                       1

Black & Decker                               20                       1

                                                                      6

Motor Vehicles 1.0%

Ford Motor                                  610                      15

General Motors                              190                      12

Johnson Controls                             40                       3

Delphi Automotive Systems                   180                       3

PACCAR                                       30                       1

Visteon                                      80                       1

Cooper Tire                                  70                       1

Dana                                         40                       1

Navistar *                                   20                       1

                                                                     38

Total Durable Goods                          52

ENERGY 7.1%

Energy Reserves & Production 5.5%

Exxon Mobil                               1,230                     108

Royal Dutch Petroleum ADR                   770                      45

Enron                                       270                      13

El Paso Electric                            151                       8

Conoco (Class B)                            240                       7

Williams Companies                          190                       6

Anadarko Petroleum                          100                       5

Phillips Petroleum                           90                       5

Transocean Sedco Forex                      100                       4


                                                Shares                    Value
--------------------------------------------------------------------------------
                                                        In thousands


Burlington Resources                         90   $                   4

Unocal                                      100                       3

Amerada Hess                                 40                       3

Occidental Petroleum                        120                       3

Devon Energy                                 50                       3

Apache                                       50                       3

Kerr-McGee                                   30                       2

Tosco                                        40                       2

EOG Resources                                40                       1

                                                                    225

Oil Refining, Distribution 0.9%

Chevron                                     230                      21

Texaco                                      180                      12

USX-Marathon                                110                       3

Sun                                          50                       2

                                                                     38

Oil Service 0.7%

Schlumberger                                210                      11

Halliburton                                 160                       5

Baker Hughes                                120                       4

Nabors Industries *                          50                       2

Noble Drilling *                             30                       1

Rowan *                                      40                       1

McDermott International *                    60                       1

                                                                     25

Total Energy                                288

FINANCIAL 20.6%

Banks 8.5%

Citigroup                                 1,800                      95

Bank of America                             570                      34

J. P. Morgan Chase                          710                      32

Wells Fargo                                 590                      27

U.S. Bancorp                                667                      15

FleetBoston Financial                       360                      14

Bank One                                    390                      14

Bank of New York                            260                      12

First Union                                 330                      12

Fifth Third Bancorp                         177                      11

National City                               240                       7

Mellon Financial                            160                       7

PNC Financial Services                      110                       7

SunTrust                                    100                       6

State Street                                130                       6

Wachovia                                     80                       6


T. Rowe Price Equity Index 500 Portfolio
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                Shares                    Value
--------------------------------------------------------------------------------
                                                        In thousands


Northern Trust                               90   $                   6

BB&T                                        150                       6

Comerica                                     80                       5

KeyCorp                                     130                       3

Union Planters                               70                       3

Synovus Financial                            90                       3

AmSouth                                     140                       3

Regions Financial                            80                       3

Zions Bancorp                                40                       2

SouthTrust                                   80                       2

Huntington Bancshares                       120                       2

Charter One Financial                        50                       2

                                                                    345

Financial Services 3.3%

Fannie Mae                                  340                      29

American Express                            470                      18

Freddie Mac                                 230                      16

Household International                     180                      12

MBNA                                        300                      10

Marsh & McLennan                             90                       9

Providian Financial                         110                       6

Cendant *                                   300                       6

Capital One Financial                        80                       5

USA Education                                60                       4

Concord EFS *                                80                       4

Aon                                         100                       3

Equifax                                      70                       3

Conseco *                                   150                       2

H&R Block                                    30                       2

Countrywide Credit                           40                       2

Temple-Inland                                10                       1

                                                                    132

Life & Health Insurance 0.9%

American General                            180                       8

MetLife                                     240                       7

CIGNA                                        60                       6

AFLAC                                       180                       6

Lincoln National                             80                       4

UNUMProvident                                90                       3

Torchmark                                    40                       2

                                                                     36

Property & Casualty Insurance 3.0%

American International Gro                  810                      70

Allstate                                    270                      12

Hartford Financial Service                   90                       6

                                                Shares                    Value
--------------------------------------------------------------------------------
                                                        In thousands


Loews                                        80   $                   5

Chubb                                        60                       5

St. Paul Companies                           90                       5

Progressive                                  30                       4

Jefferson Pilot                              65                       3

MBIA                                         55                       3

AMBAC                                        50                       3

MGIC Investment                              40                       3

Cincinnati Financial                         60                       2

SAFECO                                       40                       1

                                                                    122

Securities & Asset Management 4.6%

SPDR Trust                                  910                     112

Morgan Stanley Dean Witter                  410                      26

Merrill Lynch                               270                      16

Lehman Brothers                             100                       8

Charles Schwab                              500                       8

Franklin Resources                          100                       5

John Hancock Financial Ser                  110                       4

Stilwell Financial                          100                       3

Bear Stearns                                 50                       3

                                                                    185

Thrift Institutions 0.3%

Washington Mutual                           305                      11

Golden West Financial                        70                       5

                                                                     16

Total Financial                             836

HEALTH CARE 13.1%

Drugs, Medicine 8.3%

Pfizer                                    2,260                      91

Merck                                       820                      52

Bristol-Myers Squibb                        650                      34

Eli Lilly                                   390                      29

American Home Products                      470                      27

Amgen *                                     380                      23

Pharmacia                                   470                      22

Schering-Plough                             520                      19

Cardinal Health                             150                      10

Forest Laboratories *                        70                       5

Allergan                                     50                       4

Chiron *                                     80                       4

MedImmune *                                  80                       4

King Pharmaceuticals *                       70                       4


T. Rowe Price Equity Index 500 Portfolio
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                Shares                    Value
--------------------------------------------------------------------------------
                                                        In thousands


McKesson HBOC                               100   $                   4

Biogen *                                     60                       3

Watson Pharmaceuticals *                     50                       3

Applera-Applied Biosystems                   80                       2

                                                                    340

Medical Products 4.1%

Johnson & Johnson                         1,068                      53

Tyco International                          665                      36

Abbott Laboratories                         550                      27

Medtronic                                   390                      18

Baxter                                      210                      10

Guidant *                                   130                       5

Biomet                                       80                       4

Stryker                                      70                       4

Becton, Dickinson                            90                       3

Boston Scientific *                         180                       3

St. Jude Medical *                           40                       2

Thermo Electron *                            60                       1

Bausch & Lomb                                30                       1

C. R. Bard                                   10                       1

                                                                    168

Medical Providers & Services 0.7%

HCA-Healthcare                              170                       8

UnitedHealth                                110                       7

Tenet Healthcare *                          100                       5

Wellpoint Health Networks                    30                       3

HealthSouth *                               150                       2

Manor Care *                                 60                       2

Humana *                                     60                       1

                                                                     28

Total Health Care                           536

INDUSTRIAL 7.3%

Defense and Aerospace 1.5%
Boeing                                      310                      17

United Technologies                         170                      13

Honeywell                                   290                      10

General Dynamics                             80                       6

Lockheed Martin                             140                       5

Raytheon *                                  120                       3

TRW                                          60                       3

Northrop Grumman                             30                       2

B.F. Goodrich                                40                       2

ITT Industries                               20                       1

                                                                     62
                                                Shares                    Value
--------------------------------------------------------------------------------
                                                        In thousands

Heavy Electrical Equipment 5.0%

GE                                        3,570   $                 174

3M                                          140                      16

Emerson Electric                            150                       9

Rockwell                                     60                       2

Thomas & Betts                               50                       1

Cooper Industries                            20                       1

American Power Conversion                    50                       1

Cummins Engine                               20                       1

                                                                    205

Heavy Machinery 0.2%

Caterpillar                                 120                       6

Deere                                        80                       3

                                                                      9

Industrial Parts 0.6%

Illinois Tool Works                         120                       8

Textron                                      60                       3

Ingersoll-Rand                               60                       2

Stanley Works                                50                       2

Parker Hannifin                              40                       2

W. W. Grainger                               40                       2

Crane                                        50                       1

Genuine Parts                                40                       1

Snap-On                                      40                       1

Timken                                       50                       1

Pall                                         30                       1

                                                                     24

Total Industrial                            300

MISCELLANEOUS 0.1%

Miscellaneous 0.1%
Fluor                                        40                       2

Aetna *                                      60                       1

Total Miscellaneous                           3

RETAIL 6.0%

Clothing Stores 0.4%
Gap                                         290                       8

TJX                                          90                       3

The Limited                                 160                       3

Nordstrom                                    60                       1

                                                                     15

T. Rowe Price Equity Index 500 Portfolio
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                Shares                    Value
--------------------------------------------------------------------------------
                                                        In thousands

Department Stores 2.8%

Wal-Mart                                  1,540   $                  75

Target                                      320                      11

Kohl's *                                    120                       8

Sears                                       130                       5

May Department Stores                       110                       4

Federated Department Store                   80                       3

J.C. Penney                                 110                       3

Kmart *                                     160                       2

Dillards                                     60                       1

                                                                    112

Grocery Stores 0.5%

Safeway *                                   170                       8

Kroger *                                    290                       7

Albertson's                                 150                       4

Winn-Dixie                                   60                       2

                                                                     21

Retailing/Specialty Retailers 2.3%

Home Depot                                  810                      38

Walgreen                                    320                      11

Loews                                       140                      10

Costco Wholesale *                          180                       7

CVS                                         140                       6

Best Buy *                                   80                       5

Staples *                                   200                       3

Bed Bath & Beyond *                          90                       3

Dollar General                              130                       3

AutoZone *                                   60                       2

Tiffany                                      60                       2

Radio Shack                                  60                       2

Toys "R" Us *                                70                       2

Office Depot *                              130                       1

Circuit City Stores                          70                       1

Big Lots *                                   50                       1

                                                                      97

Total Retail                                                         245

TECHNOLOGY 21.1%

Communications Equipment 1.0%

Motorola                                    790                      13

Nortel Networks                           1,150                      10

Lucent Technologies                       1,180                       7

Comverse Technology *                        70                       4

Tellabs *                                   130                       3

Scientific-Atlanta                           50                       2

                                                                     39
                                                Shares                    Value

--------------------------------------------------------------------------------
                                                        In thousands

Computer Communications Equipment 1.2%

Cisco Systems *                           2,620   $                  48

Cabletron Systems *                         110                       2

Adaptec *                                    20                       0

                                                                     50

Computer Makers 1.9%
Dell Computer *                             890                      23

Hewlett-Packard                             700                      20

Sun Microsystems *                        1,180                      19

COMPAQ Computer                             590                       9

Apple Computer *                            110                       3

Gateway 2000 *                              110                       2

Palm *                                      210                       1

                                                                     77

Computer Software 7.5%

Microsoft *                               1,930                     141

IBM                                         610                      69

Oracle *                                  2,010                      38

VERITAS Software *                          140                       9

Siebel Systems *                            140                       7

Computer Associates                         180                       7

PeopleSoft *                                120                       6

Adobe Systems                                90                       4

SABRE *                                      60                       3

Intuit *                                     70                       3

BMC Software *                              110                       2

Citrix Systems *                             70                       2

Mercury Interactive *                        40                       2

NCR *                                        50                       2

Unisys *                                    140                       2

Compuware *                                 130                       2

ADC Telecommunications *                    270                       2

Parametric Technology *                     120                       2

Autodesk                                     40                       2

Sapient *                                   100                       1

Novell *                                    140                       1

Roxio *                                       3                       0

                                                                    307

Electronic Equipment 1.2%
JDS Uniphase *                              480                       6

Agilent Technologies *                      170                       6

Corning                                     290                       5

KLA-Tencor *                                 80                       5

Solectron *                                 240                       4

Dover                                        90                       3


T. Rowe Price Equity Index 500 Portfolio
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                Shares                    Value
--------------------------------------------------------------------------------
                                                           In thousands


Molex                                        80   $                   3

Danaher                                      50                       3

Teradyne *                                   70                       2

Jabil Circuit *                              70                       2

Eaton                                        30                       2

Sanmina *                                    80                       2

Millipore                                    30                       2

Andrew *                                     60                       1

PerkinElmer                                  40                       1

Tektronix *                                  30                       1

McDATA *                                     20                       0

Power-One *                                  20                       0

                                                                     48

Information Services 1.0%
Automatic Data Processing                   220                      11

Electronic Data Systems                     170                      10

First Data                                  120                       8

FIserv *                                     60                       4

Computer Sciences *                          80                       3

Convergys *                                  60                       2

                                                                     38

Internet 2.6%

AOL Time Warner *                         1,595                      85

QUALCOMM *                                  280                      16

Yahoo! *                                    200                       4

Broadvision *                                70                       0

                                                                    105

Miscellaneous Computer Hardware 0.9%

EMC *                                       790                      23

Pitney Bowes                                100                       4

Lexmark International (Cla                   50                       3

Network Appliance *                         120                       2

Xerox                                       160                       2

Avaya *                                     110                       1

Symbol Technologies                          60                       1

                                                                     36

Semiconductor Capital Equipment 0.4%

Applied Materials *                         290                      14

Novellus Systems *                           60                       4

                                                                     18

Semiconductors 3.4%
Intel                                     2,330                      68

Texas Instruments                           620                      20

Micron Technology *                         220                       9

Analog Devices *                            140                       6

Shares                                                            Value
                                                  ---------------------
In thousands

Xilinx *                                    130   $                   5

Maxim Integrated Products                   120                       5

Linear Technology                           110                       5

Broadcom *                                  100                       4

Altera *                                    130                       4

LSI Logic *                                 150                       3

QLogic *                                     40                       3

Advanced Micro Devices *                     80                       2

National Semiconductor *                     70                       2

Vitesse Semiconductor *                      70                       2

Applied Micro Circuits *                     70                       1

Conexant Systems *                          100                       1

                                                                    140

Total Technology                            858

TELECOMMUNICATIONS 5.3%
Telephone 4.7%
Verizon Communications                      930                      50

SBC Communications                        1,210                      48

BellSouth                                   620                      25

AT&T                                        940                      21

Qwest Communications                        610                      19

WorldCom-WorldCom Group *                 1,030                      15

Sprint                                      330                       7

Global Crossing *                           290                       3

Centurytel                                   80                       2

Citizens Communications *                   100                       1

WorldCom-MCI Group *                         38                       1

                                                                    192

Wireless Telecommunications 0.6%

Sprint PCS *                                300                       7

ALLTEL                                      110                       6

Nextel Communications *                     280                       5

AT&T Wireless *                             235                       4

                                                                     22

Total Telecommunications                    214

TRANSPORTATION 0.7%
Air Transport 0.2%
Southwest Airlines                          270                       5

AMR *                                        70                       3

Delta                                        50                       2

USAir *                                      20                       0

                                                                     10

T. Rowe Price Equity Index 500 Portfolio
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                Shares                    Value
--------------------------------------------------------------------------------
                                                        In thousands

Railroads 0.4%

Union Pacific                               100   $                   6

Burlington Northern Santa                   160                       5

CSX                                          90                       3

Norfolk Southern                            120                       2

                                                                     16

Trucking, Shipping and Air Freight 0.1%
Fedex *                                     110                       5

                                                                      5

Total Transportation                         31

UTILITIES 3.1%

Electric Utilities 2.8%

Duke Energy                                 280                      11

AES *                                       180                       8

Exelon                                      110                       7

Dynegy (Class A)                            120                       6

Southern                                    240                       6

American Electric Power                     120                       5

Dominion Resources                           80                       5

Calpine *                                   120                       4

TX(diamond)                                  90                       4

FPL                                          70                       4

Mirant *                                    121                       4

Progress Energy                              80                       4

Consolidated Edison                          90                       4

Reliant Energy                              110                       3

XCEL Energy                                 120                       3

PPL                                          60                       3

FirstEnergy                                 100                       3

Constellation Energy                         70                       3

DTE Energy                                   60                       3

Entergy                                      70                       3

Ameren                                       60                       3

CINergy                                      70                       2

Pinnacle West Capital                        50                       2

Allegheny Energy                             40                       2

GP(diamond)                                  50                       2

PG&E                                        150                       2

Edison International                        150                       2

Niagara Mohawk *                             80                       1

                                                                    109
                                                Shares                    Value
--------------------------------------------------------------------------------
                                                        In thousands

Gas Utilities 0.3%

Public Service Enterprise                    90   $                   5

Sempra Energy                                80                       2

Kinder Morgan                                40                       2

KeySpan                                      40                       2

NiSource                                     50                       1

Peoples Energy                               30                       1

ONEOK                                        60                       1

CMS Energy                                   40                       1

NICOR                                        20                       1

                                                                     16

Total Utilities                                                     125

Total Common
Stocks (Cost $4,267)                                              4,062


SHORT-TERM
INVESTMENTS 0.8%

Investment Companies 0.8%

T. Rowe Price Reserve
Investment Fund 4.34% #                   32,838                      33

Total Short-Term
Investments (Cost $33)                                                33

Total Investments
in Securities
100.6% of Net
Assets (Cost $4,300)                               $               4,095
Other Assets Less
Liabilities                                                          (24)

NET ASSETS                                         $               4,071
                                                   ---------------------

Net Assets Consist of:
Accumulated net
realized gain/loss -
net of distributions                               $                 (27)

Net unrealized
gain (loss)                                                         (205)

Paid-in-capital
applicable to 437,494
shares of $0.0001 par
value capital stock
outstanding; 1,000,000,000
shares of the Corporation
authorized                                                          4,303

NET ASSETS                              $                           4,071
                                        ------------------------------------

NET ASSET
VALUE PER SHARE                         $                            9.30
                                        ------------------------------------

#  Seven-day yield
*  Non-income producing
ADR  American Depository Receipt


The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Equity Index 500 Portfolio
In thousands
(Unaudited)
--------------------------------------------------------------------------------
x                                                                   12/29/00
x                                                                    Through
x                                                                  6/30/2001
Investment Income (Loss)
Income
Dividend                                $                                 21

  Interest                                                                 2

  Total Income                                                            23

Expenses
  Investment management and administrati                                   7

Net investment income (loss)                                              16

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on securities                                   (27)
Change in net unrealized gain or loss on                                (205)

Net realized and unrealized gain (loss)                                 (232)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                  $                               (216)
                                        ------------------------------------


The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Equity Index 500 Portfolio
In thousands
(Unaudited)
--------------------------------------------------------------------------------
x                                                                   12/29/00
x                                                                    Through
x                                                                  6/30/2001
Increase (Decrease) in Net Assets
Operations

  Net investment income (loss)          $                                 16
  Net realized gain (loss)                                               (27)
  Change in net unrealized gain or loss                                 (205)

  Increase (decrease) in net assets from                                (216)

Distributions to shareholders

  Net investment income                                                  (16)

Capital share transactions *
  Shares sold                                                          4,464
  Distributions reinvested                                                16
  Shares redeemed                                                       (177)

  Increase (decrease) in net assets from capital
  share transactions                                                   4,303

Net Assets
Increase (decrease) during period                                      4,071
Beginning of period                                                     --

End of period                           $                              4,071
                                        ------------------------------------
*Share information
Shares sold                                                              455
Distributions reinvested                                                   2
Shares redeemed                                                          (20)
Increase (decrease) in shares outstandin                                 437


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Notes to Financial Statements
T. Rowe Price Equity Index 500 Portfolio
June 30, 2001 (Unaudited)


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

  T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Equity Index 500 Portfolio (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 29, 2000. The fund seeks to match the performance of the Standard & Poor's 500 Composite Stock Price Index. The shares of the fund are currently being offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

  The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

  Valuation - Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

  Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

  Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

  Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles.

NOTE 2 - INVESTMENT TRANSACTIONS

  Purchases and sales of portfolio securities, other than short-term securities, aggregated $5,029,000 and $735,000, respectively, for the six months ended June 30, 2001.

NOTE 3 - FEDERAL INCOME TAXES

  No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company and distribute all of its taxable income.

  At June 30, 2001, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $4,300,000. Net unrealized loss aggregated $205,000 at period end, of which $225,000 related to appreciated investments and $430,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

  The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee. The fee, computed daily and paid monthly, is equal to 0.40% of the fund's average daily net assets. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund.

  The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts sponsored by Price Associates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2001, totaled $1,000 and are reflected as interest income in the accompanying Statement of Operations.

This report is authorized for distribution only to those who have received a copy of the portfolio's prospectus.

T.Rowe Price, Invest With Confidence
100 East Pratt Street
Baltimore, MD 21202

T. Rowe Price Investment Services, Inc., Distributor

TRP595 (6/01)
K15-233 6/30/01